Revenues (Tables)	6 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Group’s Revenues Disaggregated by Service Lines

The following table presents the Group’s revenues disaggregated by service lines for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Employment services	$5,038,418	$5,329,806	$684,775
Payroll outsourcing services	$8,686,075	$8,702,307	$1,118,074
Total revenues	$13,724,493	$14,032,113	$1,802,849

Schedule of Revenues Disaggregated by Service Lines and Geographic Location

The following table presented the Group’s revenues disaggregated by service lines and geographic location of the employees of our customers for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2024	2025	2025
Revenues	HKD	HKD	US$
Hong Kong	$446,999	$425,982	$54,730
Macau	36,000	24,037	3,088
PRC	2,593,720	2,711,617	348,389
Taiwan	1,540,392	1,470,822	188,972
Japan	42,584	69,761	8,963
Australia	120,056	-	-
Thailand	12,098	32,471	4,172
Malaysia	-	177,869	22,853
Vietnam	-	19,488	2,504
India	10,346	99,486	12,782
Indonesia	-	27,068	3,478
Philippines	53,125	13,349	1,715
Singapore	36,790	79,179	10,173
South Korea	146,308	71,172	9,144
Italy	-	107,505	13,812
Total employment services	5,038,418	5,329,806	684,775
Hong Kong	424,836	817,924	105,087
Macau	219,605	264,882	34,032
PRC	7,856,625	7,468,402	959,541
Taiwan	160,312	102,954	13,228
India	24,697	48,145	6,186
Total payroll outsourcing services	8,686,075	8,702,307	1,118,074
Total revenues	$13,724,493	$14,032,113	$1,802,849

Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition

The following table presents the Group’s revenues disaggregated by the timing of revenue recognition for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Services transferred over time	$13,724,493	$14,032,113	$1,802,849
Total revenues	$13,724,493	$14,032,113	$1,802,849